LEASES (Schedule of Components of Lease Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lessee Disclosure [Abstract]
Operating lease expense	$ 3,869	$ 3,791	$ 3,110
Short-term lease expense	269	545	786
Total lease expense	$ 4,138	$ 4,336	$ 3,896